Reverse Capitalization - Schedule of Net Proceeds Received from Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Proceeds Received from Business Combination [Abstract]
Cash from reverse recapitalization from IPO Trust			$ 102,075,880
Shares redeemed from the IPO Trust			(99,595,773)
Proceeds from reverse recapitalization			2,480,107
Cash from reverse recapitalization from PIPE Trust – net			30,427,800
Reverse recapitalization transaction costs			(9,470,709)
Net proceeds received			$ 23,437,198